Derivative Contracts (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Values and Presentation of Derivative Financial Instruments
The following table summarizes the fair values and the presentation of our derivative financial instruments in the Consolidated Balance Sheets:

(In thousands)	Balance Sheet Component	December 31, 2017	December 31, 2016
Derivative financial instruments:
Common stock options/warrants	Investments, net	$3,333	$4,017
Embedded conversion option	2033 Senior Notes, net of discount	$—	$16,736
Forward contracts	Unrealized gains on forward contracts are recorded in Other current assets and prepaid expenses. Unrealized (losses) on forward contracts are recorded in Accrued expenses.	$(317)	$39

Summary of the Losses and Gains Recorded for the Changes in Fair Values of Derivative Instruments
The following table summarizes the losses and gains recorded for the years ended December 31, 2017, 2016 and 2015:

	For the years ended December 31,
(In thousands)	2017	2016	2015
Derivative gain (loss):
Common stock options/warrants	$(2,533)	$(4,262)	$(2,854)
2033 Senior Notes	3,185	7,001	(36,588)
Forward contracts	$(600)	$39	$359
Total	$52	$2,778	$(39,083)